Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (64,049)	$ (57,485)	$ (51,714)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(32)	148	117
Unrealized gain (loss) on available-for-sale securities	(1)	(64)	71
Other comprehensive income	(33)	84	188
Comprehensive loss	$ (64,082)	$ (57,401)	$ (51,526)